Revenues - Contract Liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Contract liabilities - current	$ 5,230	$ 15,329
Contract liabilities - non-current	$ 11,792	$ 14,385